February 5, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

	RE:	The Gabelli U.S. Treasury Money Market Fund (the
"Fund")
		File Nos. 33-48220/811-6687


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund, does not differ from that contained in Post-Effective Amendment No. 6 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 31, 1997.

Should you have any comments on this filing, please contact the undersigned at (617) 573-1550. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,



/s/Cathleen M. Palmer
Cathleen M. Palmer
Legal Product Manager